Mobile Financial Services activities - Market risk management (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
LCR ratio (short-term liquidity ratio)		1033.00%
Cost of risk	€ 23.0	€ 48.0	€ 31.0	€ 10.0
Cost of risk as a percentage of average outstandings		1.00%
Percentage Of Investment Portfolio Securities With Maturity Period Of Below One year		28.00%
Minimum Percentage of Interest rate Risk After Increasing In Capital		5.00%
FRANCE
Disclosure of detailed information about financial instruments [line items]
Prvosion For Uncertanites And health Crisis	5.0	€ 5.0
Provision For Consumer Credit	6.0	6.0
Provision for credit risk in banking activities	7.0	7.0
Provision For Demand Deposit Acounts	1.0	1.0
Cost of risk		€ 7.0
Cost of risk as a percentage of average outstandings		0.40%
SPAIN
Disclosure of detailed information about financial instruments [line items]
Cost of risk		€ 16.0
Cost of risk as a percentage of average outstandings		4.60%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase In Liquidity Deficit	€ (650.0)	€ (650.0)	(300.0)
Mobile Finance Services
Disclosure of detailed information about financial instruments [line items]
Cost of risk		€ 38.0
Cost of risk as a percentage of average outstandings		1.70%
Operational losses from banking activities		€ 1.3	€ 1.4	€ 1.3
Mobile Finance Services | FRANCE
Disclosure of detailed information about financial instruments [line items]
Cost of risk		€ 14.0
Cost of risk as a percentage of average outstandings		0.80%
Mobile Finance Services | SPAIN
Disclosure of detailed information about financial instruments [line items]
Cost of risk		€ 24.0
Cost of risk as a percentage of average outstandings		7.00%
Mobile Finance Services | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Net Stable Funding Ratio			137.00%